INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets, net mainly consist of the following:

	September 30, 2021	September 30, 2020
Land use rights	$474,731	$193,168
Less: accumulated amortization	(63,675)	(52,175)
Land use rights, net	$411,056	$140,993

SCHEDULE OF AMORTIZATION EXPENSES

Amortization expense was $8,641, $4,070 and $4,147 for the years ended September 30, 2021, 2020 and 2019, respectively. Estimated future amortization expense for intangible assets is as follows:

Years ending September 30,	Amortization expense

2022	$9,833
2023	9,833
2024	9,833
2025	9,833
2026	9,833
Thereafter	361,891
Total	$411,056